Operating leases (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure of finance lease and operating lease by lessee [abstract]
Minimum Rental Payments Payable Under Noncancellable Operating Lease [Table Text Block]
The schedule of future minimum rental payments in respect of non-cancellable operating leases is set out below:

	As of March 31,
	2019		2018		2017
Less than one year	Rs.	405	Rs.	496	Rs.	383
Between one and five years		797		1,144		961
More than five years		89		289		366
	Rs.	1,291	Rs.	1,929	Rs.	1,710